FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2024
Fair Value Measurement [Abstract]
Fair Value Measurements	Fair Value Measurements
The fair value hierarchy categorizes into three levels the inputs to valuation techniques used to measure fair value. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1 inputs) and the lowest priority to unobservable inputs (Level 3 inputs).
•Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities which the entity can access at the measurement date.
•Level 2 inputs are inputs other than quoted prices included within Level 1 which are observable for the asset or liability, either directly or indirectly such as those derived from prices.
•Level 3 inputs are unobservable inputs for the asset or liability.
There have been no changes in the classification of the financial instruments in the fair value hierarchy since December 31, 2023.
(a)The Company's fair values of financial assets and liabilities

	December 31, 2024
	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets
Cash and cash equivalents	$347.5	$347.5	$—	$—	$347.5
Short-term investments	1.0	1.0	—	—	1.0
Restricted cash	68.4	68.4	—	—	68.4
Marketable securities	10.3	10.3	—	—	10.3
Bond fund investments	1.0	1.0	—	—	1.0
Deferred consideration from the sale of Sadiola	17.1	—	—	17.1	17.1
Derivatives
Embedded derivative - prepayment options on Term Loan	26.7	—	26.7	—	26.7
	$472.0	$428.2	$26.7	$17.1	$472.0
Liabilities
Derivatives
Currency contracts	$(9.8)	$—	$(9.8)	$—	$(9.8)
Long-term debt - Notes[1]	(452.0)	(435.8)	—	—	(435.8)
Long-term debt - Term Loan[2]	(400.8)	—	(449.2)	—	(449.2)
Long-term debt - equipment loans	(2.1)	—	(2.3)	—	(2.3)
Long-term debt - Credit Facility	(220.0)	—	(220.0)	—	(220.0)
	$(1,084.7)	$(435.8)	$(681.3)	$—	$(1,117.1)
1.The carrying amount excludes unamortized deferred transaction costs of $3.6 million and the embedded derivative.
2.The carrying amount excludes unamortized deferred transaction costs of $3.7 million, the 3% original discount and the embedded derivative.

	December 31, 2023
	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets
Cash and cash equivalents	$367.1	$367.1	$—	$—	$367.1
Restricted cash	90.5	90.5	—	—	90.5
Marketable securities and warrants	14.2	14.2	—	—	14.2
Bond fund investments	2.0	2.0	—	—	2.0
Deferred consideration from the sale of Sadiola	15.2	—	—	15.2	15.2
Derivatives
Currency contracts	1.6	—	1.6	—	1.6
Crude oil contracts[1]	5.7	—	5.7	—	5.7
Embedded derivative - prepayment options on Term Loan	5.1	—	5.1	—	5.1
	$501.4	$473.8	$12.4	$15.2	$501.4
Liabilities
Derivatives
Gold bullion contracts	$(9.2)	$—	$(9.2)	$—	$(9.2)
TARF	(1.4)	—	(1.4)	—	(1.4)
Extendible Forwards	(0.5)	—	(0.5)	—	(0.5)
Long-term debt - Notes[2]	(452.5)	(388.3)	—	—	(388.3)
Long-term debt - Term Loan[3]	(400.9)	—	(411.0)	—	(411.0)
Long-term debt - equipment loan[4]	(7.3)	—	(7.3)	—	(7.3)
	$(871.8)	$(388.3)	$(429.4)	$—	$(817.7)
1.Includes hedge and non-hedge derivatives.
2.The carrying amount excludes unamortized deferred transaction costs of $4.5 million and the embedded derivative.
3.The carrying amount excludes unamortized deferred transaction costs of $8.2 million, the 3% original discount and the embedded derivative
4.The carrying amount excludes unamortized deferred transaction costs of $0.1 million.
(b)Valuation techniques
Cash, cash equivalents, short-term investments and restricted cash
Cash, cash equivalents, short-term investments and restricted cash are included in Level 1 due to the short-term maturity of these financial assets.
Marketable securities and warrants
The fair value of marketable securities included in Level 1 is determined based on a market approach. The closing price is a quoted market price from the exchange market which is the principal active market for the particular security.
Bond fund investments
The fair value of bond fund investments included in Level 1 is measured using quoted prices (unadjusted) in active markets.
Deferred consideration from the sale of Sadiola
The significant estimates and assumptions used in determining the fair value of the contingent payments were the production profile and discount rate and therefore classified within Level 3 of the fair value hierarchy.
Derivatives - options and forwards
For derivative contracts, the Company obtains a valuation of the contracts from counterparties of those contracts. The Company assesses the reasonableness of these valuations through internal methods and third-party valuations. The Company then calculates a credit valuation adjustment to reflect the counterparty’s or the Company’s own default risk. Valuations are based on market valuations considering interest rate and volatility, taking into account the credit risk of the financial instrument. Valuations of derivative contracts are therefore classified within Level 2 of the fair value hierarchy.
Derivative - TARF
The TARF matured during the second quarter 2024. The fair value was $1.4 million on December 31, 2023. The TARF was accounted for at FVTPL.
Derivative - Extendible forward arrangement
The extendable forward arrangement was completed in 2024. The fair value as at December 31, 2023 was a liability of $0.5 million and was accounted for at FVTPL. For the forward contracts, the Company obtains a valuation of the contracts from the counterparty. The Company assesses the reasonableness of these valuations through internal methods and third-party valuations. The Company calculates a credit valuation adjustment to reflect the default risk of the counterparty. Valuations are based on market valuations considering interest rate and volatility, taking into account the credit risk of the financial instrument. Valuations of derivative contracts are therefore classified within Level 2 of the fair value hierarchy.
Embedded derivatives - Prepayment options on the Notes and Term Loan
The fair value of the embedded derivatives related to the Notes and the Term Loan as at December 31, 2024 was $nil and an asset of $26.7 million, respectively (December 31, 2023 - $nil and $5.1 million asset, respectively) and is accounted for at FVTPL. The valuation is based on the discounted cash flows at the risk-free rate to determine the present value of the prepayment option. Key inputs used in the valuation include the credit spread, volatility parameter and the risk-free rate curve. Valuation of the prepayment option is therefore classified within Level 2 of the fair value hierarchy.
Unsecured High Yield Notes
The fair value of the Notes as at December 31, 2024 was $435.8 million (December 31, 2023 - $388.3 million). The fair value of the Notes is determined using quoted prices (unadjusted) in active markets, and is therefore classified within Level 1 of the fair value hierarchy.
Credit Facility
The fair value of the Credit Facility as at December 31, 2024 was $220.0 million (December 31, 2023 - $nil) which approximates its carrying amount and drawn amount, and is therefore classified within Level 2 of the fair value hierarchy.
Term Loan
The fair value of the Term Loan as at December 31, 2024 was $449.2 million (December 31, 2023 - $411.0 million). Key inputs used in the valuation include the credit spread, volatility parameter and the risk-free rate curve. Valuation of the Term Loan is therefore classified within Level 2 of the fair value hierarchy.
Equipment loans
The fair value of the equipment loans as at December 31, 2024 was $2.3 million (December 31, 2023 - $7.3 million). The fair value of the equipment loans is determined by applying a discount rate, reflecting the credit spread based on the Company's credit ratings to future cash flows and is therefore classified within Level 2 of the fair value hierarchy.
Other financial assets and liabilities
The fair value of all other financial assets and liabilities of the Company approximate their carrying amounts.